Guggenheim ABC High Dividend ETF
Guggenheim ABC High Dividend ETF (ABCS)
Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon ABC Index (the “ABC Index” or the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim ABC High Dividend ETF
Management fees		0.65%
Distribution and service (12b-1) fees	[1]	none
Other expenses		none
Total annual Fund operating expenses		0.65%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees of Claymore Exchange-Traded Fund Trust 2 (the "Trust") has adopted a resolution that no such fee will be paid for at least 12 months from the date of this prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Guggenheim ABC High Dividend ETF	66	262	474	1,085

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The Fund, using a low cost “passive” or “indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the ABC Index (Index Ticker: BKABCT). The ABC Index is a rules-based index comprised of, as of November 30, 2012, approximately 30 securities, which includes common stocks and U.S. exchange-listed American depositary receipts (“ADRs”) of companies from Australia and Brazil and locally-listed companies in Australia and Canada, as defined by BNY Mellon (“BNY Mellon” or the “Index Provider”). The depositary receipts included in the Index are sponsored. The Index constituent selection process selects the top 10 stocks or ADRs with the highest yield from each country. The Fund will invest at least 80% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust (the “Board of Trustees") may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the ADRs included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing more liquidity than the ADR; (b) when an ADR is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding ADR is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Risks of investing in each of Australia and Canada include commodity exposure risk, geographic risk and trading partners risk. Commodity exposure risk is exposure related to any negative changes in the agricultural or mining industries which could therefore have an adverse impact on the Australian or Canadian economy, as applicable. Geographic risk is the risk that a natural disaster could occur in Australia or Canada, as applicable. Trading partners risk is due to the Australian or Canadian economy, as applicable, being heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, and leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Basic Materials Sector Risk. Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. Companies in the basic materials sector are at risk for environmental damage and product liability claims. Companies in the basic materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. Securities of these companies present additional risks because their earnings are less predictable and they are more likely than larger companies to have narrower product lines, markets or financial resources, or to depend on a small, inexperienced management group. These companies’ securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those that comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index, or otherwise take defensive positions in declining markets.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fund Performance

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Guggenheim Airline ETF
Guggenheim Airline ETF (FAA)
Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the NYSE Arca Global Airline Index (the “Airline Index” or the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Airline ETF
Management fees		0.50%
Distribution and service (12b-1) fees	[1]	none
Other expenses		0.79%
Total annual Fund operating expenses		1.29%
Expense reimbursements	[2]	0.59%
Total annual Fund operating expenses after expense reimbursements		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees of Claymore Exchange-Traded Fund Trust 2 (the "Trust") has adopted a resolution that no such fee will be paid for at least 12 months from the date of this prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Trust (the "Board of Trustees"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Guggenheim Airline ETF	72	278	638	1,652

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund, using a low cost“passive” or“indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the Airline Index (Index Ticker: AXGALTR). The Airline Index is a modified equal-dollar weighted Index designed to measure the performance of highly capitalized and liquid U.S. and international passenger airline companies identified as being in the airline industry, as defined below, and listed on developed and emerging global market exchanges. The Fund’s Index Provider, Archipelago Holdings Inc. (“Arca” or the“Index Provider”), an affiliate of NYSE Euronext, Inc., defines “developed markets” as countries with western-style legal systems, transparent financial rules for financial reporting and sophisticated, liquid and accessible stock exchanges with readily-exchangeable currencies. The Index will include equity securities of companies of all capitalizations, as defined by the Index Provider. The Fund will invest at least 80% of its total assets in common stock, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The depositary receipts included in the Index are sponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Airline Industry Risk. Companies in the airline industry may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Due to the discretionary nature of business and leisure travel spending, airline industry revenues are heavily influenced by the condition of the U.S. economy and economies in other regions of the world. Airline companies may also be significantly affected by changes in fuel prices, which may be very volatile. Due to the competitive nature of the airline industry, airline companies may not be able to pass on increased fuel prices to customers by increasing fares. The airline industry may also be significantly affected by changes in labor relations and insurance costs. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future government decisions could adversely affect companies in the airline industry.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. Securities of these companies present additional risks because their earnings are less predictable and they are more likely than larger companies to have narrower product lines, markets or financial resources, or to depend on a small, inexperienced management group. These companies’ securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index, or otherwise take defensive positions in declining markets.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fund Performance

The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheiminvestments.com.

Calendar Year Total Returns as of 12/31

The Fund commenced operations on January 26, 2009. The Fund’s year-to-date total return was 10.25% as of September 30, 2012.

During the periods shown in the chart above, the Fund’s highest and lowest calendar quarter returns were 16.78% and -25.07%, respectively, for the quarters ended September 30, 2010 and September 30, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2011

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Guggenheim Airline ETF	Returns Before Taxes	(32.45%)	3.73%	Jan. 26, 2009
Guggenheim Airline ETF Returns After Taxes on Distributions	Returns After Taxes on Distributions	(32.72%)	3.58%	Jan. 26, 2009
Guggenheim Airline ETF Returns After Taxes on Distributions and Sale of Fund Shares	Returns After Taxes on Distributions and Sale of Fund Shares	(21.09%)	3.10%	Jan. 26, 2009
Guggenheim Airline ETF NYSE Arca Global Airline Index (reflects no deduction for fees, expenses or taxes)	NYSE Arca Global Airline Index (reflects no deduction for fees, expenses or taxes)	(31.13%)	4.65%	Jan. 26, 2009
Guggenheim Airline ETF MSCI World Index (reflects no deduction for fees, expenses or taxes)	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	15.57%	Jan. 26, 2009

Guggenheim China All-Cap ETF
Guggenheim China All-Cap ETF (YAO)
Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China All Cap Index (the “China All-Cap Index” or the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim China All-Cap ETF
Management fees		0.70%
Distribution and service (12b-1) fees	[1]	none
Other expenses		none
Total annual Fund operating expenses		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees of Claymore Exchange-Traded Fund Trust 2 (the "Trust") has adopted a resolution that no such fee will be paid for at least 12 months from the date of this prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Guggenheim China All-Cap ETF	72	278	501	1,144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund, using a low-cost “passive” or “indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the China All-Cap Index (Index Ticker: ACNACTR). The China All-Cap Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies based in mainland China (as classified by the S&P BMI County Code classification system). The Index was created by AlphaShares, LLC (“AlphaShares” or the “Index Provider”) and is maintained by Standard & Poor’s (the “Index Administrator”). The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth in "Additional Information About the Funds' Principal Investment Strategies and Principal Investment Risks- “Index Construction”).

The Index may include Hong Kong listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. (“NYSE Arca”) or NASDAQ Stock Market (“NASDAQ”). The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”) and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust (the “Board of Trustees”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company’s performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Telecommunications Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products. Other risks include those related to regulatory changes, such as the uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under “Index Construction.” China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs, GDRs and IDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs and IDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs, GDRs and IDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs, GDRs and IDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs, GDRs and IDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. Securities of these companies present additional risks because their earnings are less predictable and they are more likely than larger companies to have narrower product lines, markets or financial resources, or to depend on a small, inexperienced management group. These companies’ securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Risk of Investing in Hong Kong. The Fund’s investments which are listed and traded in Hong Kong may expose the Fund to certain legal, regulatory, political, currency and economic risks. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. There is no guarantee that China will continue to honor Hong Kong’s autonomy, and China may change its policies regarding Hong Kong at any time. Any attempt by China to tighten its control over Hong Kong’s political, economic or social policies may result in an adverse effect on Hong Kong’s economy. Hong Kong is located in a part of the world that has historically been prone to natural disasters such as earthquakes and flooding and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Hong Kong economy.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index, or otherwise take defensive positions in declining markets.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 5.0% of the Index at the time of each annual rebalance, changes in the market value of the Index’s constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fund Performance

The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheiminvestments.com.

Calender Year Total Return as of 12/31

The Fund commenced operations on October 19, 2009. The Fund’s year-to-date total return was 7.15% as of September 30, 2012.

During the periods shown in the chart above, the Fund’s highest and lowest calendar quarter returns were 13.21% and -26.49%, respectively, for the quarters ended September 30, 2010 and September 30, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2011

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Guggenheim China All-Cap ETF	Returns Before Taxes	(18.50%)	(4.67%)	Oct. 19, 2009
Guggenheim China All-Cap ETF Returns After Taxes on Distributions	Returns After Taxes on Distributions	(19.25%)	(5.23%)	Oct. 19, 2009
Guggenheim China All-Cap ETF Returns After Taxes on Distributions and Sale of Fund Shares	Returns After Taxes on Distributions and Sale of Fund Shares	(12.03%)	(4.24%)	Oct. 19, 2009
Guggenheim China All-Cap ETF AlphaShares China All-Cap Index (reflects no deduction for fees, expenses or taxes)	AlphaShares China All-Cap Index (reflects no deduction for fees, expenses or taxes)	(18.00%)	(3.89%)	Oct. 19, 2009
Guggenheim China All-Cap ETF MSCI China Index (reflects no deduction for fees, expenses or taxes)	MSCI China Index (reflects no deduction for fees, expenses or taxes)	(18.45%)	(5.88%)	Oct. 19, 2009

Guggenheim China Technology ETF
Guggenheim China Technology ETF (CQQQ)
Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Technology Index (the “China Technology Index” or the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim China Technology ETF
Management fees		0.70%
Distribution and service (12b-1) fees	[1]	none
Other expenses		none
Total annual Fund operating expenses		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees of Claymore Exchange-Traded Fund Trust 2 (the "Trust") has adopted a resolution that no such fee will be paid for at least 12 months from the date of this prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Guggenheim China Technology ETF	72	278	501	1,144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund, using a low-cost “passive” or “indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the China Technology Index (Index Ticker: ACNIT). The China Technology Index is designed to measure and monitor the performance of the universe of publicly-traded companies which are based in mainland China, Hong Kong or Macau (as classified by the S&P BMI County Code classification system), are in the Information Technology Sector, as defined by Standard & Poor’s Global Industry Classification Standard (“GICS”) and are open to foreign investment. The Index was created by AlphaShares, LLC (“AlphaShares” or the “Index Provider”) and is maintained by Standard & Poor’s (the “Index Administrator”). The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to the minimum capitalization requirements set forth in "Additional Information About the Funds' Principal Investment Strategies and Principal Investment Risks- “Index Construction”).

The Index may include Hong Kong listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-Shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. (“NYSE Arca”) or NASDAQ Stock Market (“NASDAQ”). The Index will not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.

The Fund will invest at least 80% of its total assets in common stock, American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”) and international depositary receipts (“IDRs”) that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs and IDRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust (the “Board of Trustees”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

China Investment Risk. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

From time to time, certain of the companies comprising the Index that are located in China may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company’s performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund is indirectly subject to those risks.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs, GDRs and IDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs and IDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs, GDRs and IDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs, GDRs and IDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs, GDRs and IDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Technology Sector Risk. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. Also, many of the products and services offered by technology companies are subject to the risks of short product cycles and rapid obsolescence. Companies in the technology sector also may be subject to competition from new market entrants. Such companies also may be subject to risks relating to research and development costs and the availability and price of components. As product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Other risks include those related to regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Telecommunications Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products. Other risks include those related to regulatory changes, such as the uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Limited Exposure Risk. China A-Shares and China B-Shares are not eligible for inclusion in the Index, even if they would otherwise qualify under the other criteria set forth under “Index Construction.” China A-Shares are subject to substantial restrictions on foreign investment, while the China B-Share market generally is smaller and offers less liquidity than the categories of securities which may be included in the Index. However, by excluding such shares from the Index, the exposure provided by the Index (and thus the Fund) to the Chinese presence in the sector may be more limited than would be the case if the Index included China A-Shares or China B-Shares.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. Securities of these companies present additional risks because their earnings are less predictable and they are more likely than larger companies to have narrower product lines, markets or financial resources, or to depend on a small, inexperienced management group. These companies’ securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Risk of Investing in Hong Kong. The Fund’s investments which are listed and traded in Hong Kong may expose the Fund to certain legal, regulatory, political, currency and economic risks. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. There is no guarantee that China will continue to honor Hong Kong’s autonomy, and China may change its policies regarding Hong Kong at any time. Any attempt by China to tighten its control over Hong Kong’s political, economic or social policies may result in an adverse effect on Hong Kong’s economy. Hong Kong is located in a part of the world that has historically been prone to natural disasters such as earthquakes and flooding and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Hong Kong economy.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index, or otherwise take defensive positions in declining markets.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fund Performance

The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheiminvestments.com.

Calender Year Total Return as of 12/31

The Fund commenced operations on December 8, 2009. The Fund’s year-to-date total return was 5.73% as of September 30, 2012.

During the periods shown in the chart above, the Fund’s highest and lowest calendar quarter returns were 18.48% and -27.42%, respectively, for the quarters ended September 30, 2010 and September 30, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2011

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Guggenheim China Technology ETF	Returns Before Taxes	(23.14%)	(7.69%)	Dec. 08, 2009
Guggenheim China Technology ETF Returns After Taxes on Distributions	Returns After Taxes on Distributions	(23.86%)	(8.18%)	Dec. 08, 2009
Guggenheim China Technology ETF Returns After Taxes on Distributions and Sale of Fund Shares	Returns After Taxes on Distributions and Sale of Fund Shares	(15.04%)	(6.76%)	Dec. 08, 2009
Guggenheim China Technology ETF AlphaShares China Technology Index (reflects no deduction for fees, expenses or taxes)	AlphaShares China Technology Index (reflects no deduction for fees, expenses or taxes)	(23.29%)	(7.52%)	Dec. 08, 2009
Guggenheim China Technology ETF MSCI China Index (reflects no deduction for fees, expenses or taxes)	MSCI China Index (reflects no deduction for fees, expenses or taxes)	(18.45%)	(8.55%)	Dec. 08, 2009

Guggenheim S&P Global Water Index ETF
Guggenheim S&P Global Water Index ETF (CGW)
Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Water Index (the “Water Index” or the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim S&P Global Water Index ETF
Management fees		0.50%
Distribution and service (12b-1) fees	[1]	none
Other expenses		0.26%
Total annual Fund operating expenses		0.76%
Expense reimbursements	[2]	0.06%
Total annual Fund operating expenses after expense reimbursements		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees of Claymore Exchange-Traded Fund Trust 2 (the "Trust") has adopted a resolution that no such fee will be paid for at least 12 months from the date of this prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Trust (the "Board of Trustees"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Guggenheim S&P Global Water Index ETF	72	278	515	1,196

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund, using a low cost “passive” or “indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the Water Index (Index Ticker: SPGTAQTR). At each rebalancing the Water Index is comprised of 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies (“S&P”) generally defines “developed markets” as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. Specifically, all or any subset of the following countries/regions are currently considered to be developed markets — Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, the United Kingdom and the United States. The universe of companies includes all companies classified by Standard & Poor’s Global Industry Classifications as being associated (in a manner representing a major component of such companies’ business) with the global demand for water, including water utilities, infrastructure, equipment, instruments and materials. Total market capitalization and float-adjusted market capitalization of securities in the Index must be at least $250 million and $100 million, respectively, at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P.

The Fund will invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The depositary receipts included in the Index may be sponsored or unsponsored. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Risk of Concentrating in the Water Industry. Adverse developments in the water industry may significantly affect the value of the securities held by the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Industrials Sector Risk. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector. Companies in the industrial sector may be at risk for environmental damage and product liability claims.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. Securities of these companies present additional risks because their earnings are less predictable and they are more likely than larger companies to have narrower product lines, markets or financial resources, or to depend on a small, inexperienced management group. These companies’ securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index, or otherwise take defensive positions in declining markets.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fund Performance

The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of the Index and broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheiminvestments.com.

Calender Year Total Return as of 12/31

The Fund commenced operations on May 14, 2007. The Fund’s year-to-date total return was 15.69% as of September 30, 2012.

During the periods represented in the chart above, the Fund’s highest and lowest calendar quarter returns were 28.83% and -22.60%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

Average Annual Total Returns for the Periods Ended December 31, 2011

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Guggenheim S&P Global Water Index ETF	Returns Before Taxes	(7.46%)	(2.88%)	May 14, 2007
Guggenheim S&P Global Water Index ETF Returns After Taxes on Distributions	Returns After Taxes on Distributions	(8.15%)	(3.89%)	May 14, 2007
Guggenheim S&P Global Water Index ETF Returns After Taxes on Distributions and Sale of Fund Shares	Returns After Taxes on Distributions and Sale of Fund Shares	(4.85%)	(3.03%)	May 14, 2007
Guggenheim S&P Global Water Index ETF S&P Global Water Index (reflects no deduction for fees, expenses or taxes)	S&P Global Water Index (reflects no deduction for fees, expenses or taxes)	(7.20%)	(2.25%)	May 14, 2007
Guggenheim S&P Global Water Index ETF MSCI World Index (reflects no deduction for fees, expenses or taxes)	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	(4.20%)	May 14, 2007
Guggenheim S&P Global Water Index ETF Dow Jones World Utilities Index (reflects no deduction for fees, expenes or taxes)	Dow Jones World Utilities Index (reflects no deduction for fees, expenes or taxes)	(7.72%)	(7.29%)	May 14, 2007

Guggenheim Solar ETF
Guggenheim Solar ETF (TAN)
Investment Objective

The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the MAC Global Solar Energy Index (the “Solar Index” or the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Solar ETF
Management fees		0.50%
Distribution and service (12b-1) fees	[1]	none
Other expenses		0.51%
Total annual Fund operating expenses		1.01%
Expense reimbursements	[2]	0.31%
Total annual Fund operating expenses after expense reimbursements		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees of Claymore Exchange-Traded Fund Trust 2 (the "Trust") has adopted a resolution that no such fee will be paid for at least 12 months from the date of this prospectus.
[2]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year (the "Expense Cap"), at least until December 31, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Trust (the "Board of Trustees"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Guggenheim Solar ETF	72	278	573	1,414

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund, using a low cost “passive” or “indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the Solar Index (Index Ticker: SUNIDX). As of November 30, 2012, the Solar Index was comprised of approximately 22 securities selected based on the relative importance of solar power within the company’s business model, as determined by MAC Indexing LLC (“MAC” or the “Index Provider”). As of such date, the market capitalizations of securities included in the Index range from approximately $62 million to approximately $2.6 billion. The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end-users, companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers, companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business (measured in the manner set forth below under “Index Methodology”) from solar power system sales, distribution, installation, integration or financing; and companies that specialize in selling electricity derived from solar power. The Index is generally comprised of equity securities, including American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”), traded in developed markets. The depositary receipts included in the Index may be sponsored or unsponsored. The Index Provider currently defines developed markets as the following countries – Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The Fund will invest at least 90% of its total assets in common stock, ADRs and GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by the depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade execution is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security’s corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Solar Energy Industry Risk. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may decline. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. This industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. The solar energy industry has experienced an industry-wide shortage of polysilicon, which may place constraints on the revenue growth of solar energy companies and decrease such companies’ productivity. Solar energy companies may not be able to secure an adequate and cost-effective supply of solar wafers, cells or reclaimable silicon. If government subsidies and economic incentives for solar power are reduced or eliminated, the demand for solar energy may decline and cause corresponding declines in the revenues and profits of solar energy companies. Existing regulations and policies, and changes to such regulations and policies, may present technical, regulatory and economic barriers to the purchase and use of solar power products, thus reducing demand for such products. If solar power technology is not suitable for widespread adoption, or sufficient demand for solar power products does not develop or takes long periods of time to develop, the revenues of solar power companies may decline.

Industrials Sector Risk. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims.

Technology Sector Risk. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. Also, many of the products and services offered by technology companies are subject to the risks of short product cycles and rapid obsolescence. Companies in the technology sector also may be subject to competition from new market entrants. Such companies also may be subject to risks relating to research and development costs and the availability and price of components. As product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Other risks include those related to regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rates increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Small and Medium-Sized Company Risk. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. Securities of these companies present additional risks because their earnings are less predictable and they are more likely than larger companies to have narrower product lines, markets or financial resources, or to depend on a small, inexperienced management group. These companies’ securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Micro-cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index, or otherwise take defensive positions in declining markets.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. Even though no single security weight may exceed 4.5% of the Index at the time of each quarterly rebalance, changes in the market value of the Index’s constituent securities may result in the Fund being invested in the securities of individual issuers (and making additional such investments in the case of creations of additional Creation Units) in greater proportions. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fund Performance

The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheiminvestments.com.

Calender Year Total Return as of 12/31

The Fund commenced operations on April 15, 2008. The Fund’s year-to-date total return was -32.69% as of September 30, 2012.

During the periods shown in the chart above, the Fund’s highest and lowest calendar quarter returns were 38.89% and -54.60%, respectively, for the quarters ended June 30, 2009 and September 30, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2011

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Guggenheim Solar ETF	Returns Before Taxes	(63.20%)	(45.08%)	Apr. 15, 2008
Guggenheim Solar ETF Returns After Taxes on Distributions	Returns After Taxes on Distributions	(64.21%)	(45.52%)	Apr. 15, 2008
Guggenheim Solar ETF Returns After Taxes on Distributions and Sale of Fund Shares	Returns After Taxes on Distributions and Sale of Fund Shares	(41.08%)	(31.90%)	Apr. 15, 2008
Guggenheim Solar ETF MAC Global Solar Energy Index (reflects no deduction for fees, expenses or taxes)	MAC Global Solar Energy Index (reflects no deduction for fees, expenses or taxes)	(64.75%)	(45.09%)	Apr. 15, 2008
Guggenheim Solar ETF MSCI World Index (reflects no deduction for fees, expenses or taxes)	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.55%)	(3.23%)	Apr. 15, 2008